UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03651

Touchstone Strategic Trust – December Funds

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code:  800-638-8194

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments

Touchstone Dynamic Equity Fund – September 30, 2015 (Unaudited)

		Market
	Shares	Value

Common Stocks † — 109.4%

Information Technology — 19.9%
Accenture PLC (Ireland) - Class A	18,599	$1,827,538
Apple, Inc.	9,713	1,071,344
Automatic Data Processing, Inc.	15,714	1,262,777
Avnet, Inc.	13,280	566,790
Booz Allen Hamilton Holding Corp.	18,078	473,824
Broadcom Corp. - Class A	1,420	73,031
Cisco Systems, Inc.	81,177	2,130,896
Computer Sciences Corp.	6,561	402,714
DST Systems, Inc.	11,504	1,209,531
Electronic Arts, Inc.*	6,013	407,381
Freescale Semiconductor Ltd. (Bermuda)*	12,985	474,991
Hewlett-Packard Co.	41,733	1,068,782
Ingram Micro, Inc. - Class A	14,680	399,883
Intuit, Inc.	9,483	841,616
Skyworks Solutions, Inc.	11,018	927,826
Xerox Corp.	101,832	990,825
		14,129,749

Consumer Discretionary — 18.5%
Amazon.com, Inc.*	3,658	1,872,494
Dollar General Corp.	1,736	125,756
Domino's Pizza, Inc.	399	43,056
Gannett Co., Inc.	47,303	696,773
Genuine Parts Co.	20,330	1,685,154
Home Depot, Inc. (The)	19,495	2,251,478
Lamar Advertising Co.- Class A, REIT	22,921	1,196,018
NIKE, Inc. - Class B	10,967	1,348,612
Starbucks Corp.	29,282	1,664,389
Target Corp.	11,218	882,408
Thor Industries, Inc.	2,826	146,387
Time Warner Cable, Inc.	866	155,334
Time Warner, Inc.	15,053	1,034,894
		13,102,753

Financials — 17.0%
Allstate Corp. (The)	9,861	574,305
Chubb Corp. (The)	585	71,750
Host Hotels & Resorts, Inc. REIT	8,082	127,776
Jones Lang LaSalle, Inc.	3,563	512,253
JPMorgan Chase & Co.	1,653	100,783
Lazard Ltd. (Bermuda) - Class A	3,772	163,328
Lincoln National Corp.	31,526	1,496,224
Macerich Co. (The) REIT	13,709	1,053,125
MetLife, Inc.	12,835	605,170
Navient Corp.	32,696	367,503
PacWest Bancorp	30,604	1,310,157
Synchrony Financial*	10,342	323,705
US Bancorp	32,539	1,334,424
Voya Financial, Inc.	39,379	1,526,724
Wells Fargo & Co.	47,699	2,449,344
		12,016,571

Health Care — 14.9%
AmerisourceBergen Corp.	13,058	1,240,379
Amgen, Inc.	9,686	1,339,767
Baxalta, Inc.	14,781	465,749
Cardinal Health, Inc.	21,582	1,657,929
CIGNA Corp.	738	99,645
DexCom, Inc.*	8,348	716,759
Humana, Inc.	383	68,557
Johnson & Johnson	20,813	1,942,894
McKesson Corp.	2,725	504,207
Merck & Co., Inc.	13,495	666,518
Perrigo Co. PLC (Ireland)	362	56,932
Pfizer, Inc.	27,950	877,910
UnitedHealth Group, Inc.	8,211	952,558
		10,589,804

Industrials — 10.9%
3M Co.	13,393	1,898,726
Alaska Air Group, Inc.	3,771	299,606
AO Smith Corp.	493	32,139
Boeing Co. (The)	14,448	1,891,966
Huntington Ingalls Industries, Inc.	2,223	238,194
JetBlue Airways Corp.*	691	17,807
Lockheed Martin Corp.	7,040	1,459,462
Masco Corp.	15,920	400,866
Precision Castparts Corp.	390	89,587
Robert Half International, Inc.	27,708	1,417,541
		7,745,894

Energy — 9.3%
Baker Hughes, Inc.	1,119	58,233
California Resources Corp.	54,699	142,217
Cameron International Corp.*	236	14,471
Chevron Corp.	16,323	1,287,558
EOG Resources, Inc.	14,724	1,071,907
Helmerich & Payne, Inc.	12,891	609,229
Marathon Petroleum Corp.	22,979	1,064,617
Phillips 66	13,488	1,036,418
Schlumberger Ltd. (Curacao)	1,040	71,729
Tesoro Corp.	2,036	197,981
Valero Energy Corp.	17,701	1,063,830
		6,618,190

Consumer Staples — 9.1%
Altria Group, Inc.	13,283	722,595
Kraft Heinz Co. (The)	1,282	90,484
Kroger Co. (The)	36,749	1,325,536
Monster Beverage Corp.*	4,483	605,833
Pilgrim's Pride Corp.	37,391	776,985
Reynolds American, Inc.	10,794	477,850
Rite Aid Corp.*	64,926	394,101
Tyson Foods, Inc. - Class A	5,632	242,739
Wal-Mart Stores, Inc.	27,996	1,815,261
		6,451,384

Materials — 4.8%
Dow Chemical Co. (The)	33,333	1,413,319
LyondellBasell Industries N.V. - Class A (Netherlands)	15,167	1,264,321
Sherwin-Williams Co. (The)	3,026	674,132

1

Touchstone Dynamic Equity Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks † — 109.4% (Continued)

Materials — (Continued)
Sigma-Aldrich Corp.	237	$32,924
		3,384,696

Telecommunication Services — 3.0%
Verizon Communications, Inc.	49,377	2,148,393

Utilities — 2.0%
American Electric Power Co., Inc.	5,127	291,521
NextEra Energy, Inc.	11,461	1,118,021
		1,409,542
Total Common Stocks		$77,596,976

Investment Fund — 3.7%
Dreyfus Cash Management, Institutional Shares, 0.06%∞Ω	2,609,018	2,609,018

Total Long Positions
(Cost $84,391,578)		$80,205,994

Securities Sold Short — (17.2%)

Common Stocks — (17.2%)

Consumer Discretionary — (5.2%)
Charter Communications, Inc. - Class A*	(6,462)	(1,136,343)
JC Penney Co., Inc.*	(84,885)	(788,582)
Sally Beauty Holdings, Inc.*	(2,161)	(51,324)
Tempur Sealy International, Inc.*	(2,525)	(180,361)
Tesla Motors, Inc.*	(3,637)	(903,431)
Tiffany & Co.	(3,165)	(244,401)
Wynn Resorts Ltd.	(7,539)	(400,472)
		(3,704,914)

Financials — (4.7%)
Corporate Office Properties Trust, REIT	(32,942)	(692,770)
First Niagara Financial Group, Inc.	(95,633)	(976,413)
Genworth Financial, Inc.- Class A*	(21,632)	(99,940)
Howard Hughes Corp. (The)*	(865)	(99,250)
Rayonier, Inc., REIT	(56,420)	(1,245,189)
VEREIT, Inc., REIT	(24,155)	(186,477)
		(3,300,039)

Energy — (2.1%)
Cheniere Energy, Inc.*	(13,469)	(650,553)
Cobalt International Energy, Inc.*	(35,979)	(254,731)
Golar LNG Ltd. (Bermuda)	(16,306)	(454,611)
Newfield Exploration Co.*	(4,246)	(139,693)
		(1,499,588)

Health Care — (2.1%)
Allscripts Healthcare Solutions, Inc.*	(7,428)	(92,107)
Intercept Pharmaceuticals, Inc.*	(3,513)	(582,666)
Laboratory Corp. of America Holdings*	(3,211)	(348,297)
Puma Biotechnology, Inc.*	(5,824)	(438,897)
Tenet Healthcare Corp.*	(997)	(36,809)
		(1,498,776)

Industrials — (2.0%)
Dun & Bradstreet Corp. (The)	(965)	(101,325)
IHS, Inc. - Class A*	(783)	(90,828)
KBR, Inc.	(54,975)	(915,883)
TransDigm Group, Inc.*	(1,328)	(282,080)
		(1,390,116)

Information Technology — (1.1%)
Solera Holdings, Inc.	(6,474)	(349,596)
SunEdison, Inc.*	(19,678)	(141,288)
Yelp, Inc.*	(5,554)	(120,300)
Zynga, Inc., Class A*	(56,697)	(129,269)
		(740,453)

Consumer Staples — 0.0%
Avon Products, Inc.	(8,743)	(28,415)

Materials — 0.0%
Platform Specialty Products Corp.*	(1,127)	(14,257)
Total Common Stocks		$(12,176,558)
Total Securities Sold Short
(Proceeds $13,786,538)		$(12,176,558)

	Number
	of
	Contracts

Written Options Contracts† — (2.6%)
Call Options — (2.3%)
Russell 2000 Index
October 2015
Strike Price $1,250	(185)	(1,110)
S&P 100 Index
October 2015
Strike Price $810	(395)	(1,651,100)
S&P 500 Index
October 2015
Strike Price $2,130	(30)	(1,050)
Total Call Options		(1,653,260)

Put Options — (0.3%)
S&P 500 Index
October 2015
Strike Price $1,955	(35)	(195,720)

Total Written Options Contracts
(Proceeds $2,621,047)		$(1,848,980)

Total —93.3%		$66,180,456

Other Assets in Excess of Liabilities — 6.7%		4,759,996

Net Assets — 100.0%		$70,940,452

2

Touchstone Dynamic Equity Fund (Unaudited) (Continued)

*	Non-income producing security.

†	All or a portion of these securities are held as collateral for securities sold short and written options. The total value of the securities held as collateral as of September 30, 2015 was $77,596,976.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2015.

Portfolio Abbreviations:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Assets:
Long Positions
Common Stocks	$77,596,976	$—	$—	$77,596,976
Investment Fund	2,609,018	—	—	2,609,018
				$80,205,994
Liabilities:
Securities Sold Short
Common Stocks	$(12,176,558)	$—	$—	$(12,176,558)
Other Financial Instruments
Liabilities:
Written Options
Equity Contracts	(1,848,980)	—	—	(1,848,980)
				$(14,025,538)

Transactions in written options for the period ended September 30, 2015:

	Number of
	Contracts	Proceeds
Beginning of Period, December 31, 2014	395	$1,683,899
Call Options Written	3,250	17,127,234
Put Options Written	186	552,731
Call Options Closed	(2,405)	(13,767,422)
Put Options Closed	(69)	(220,336)
Call Options Expired	(615)	(2,523,331)
Put Options Expired	(97)	(231,728)
September 30, 2015	645	$2,621,047

See accompanying Notes to Portfolios of Investments.

3

Portfolio of Investments

Touchstone Balanced Allocation Fund – September 30, 2015 (Unaudited)

		Market
	Shares	Value

Affiliated Mutual Funds^∞ — 97.1%

Government/Corporate — 26.0%
Touchstone Active Bond Fund	238,224	$2,427,499
Touchstone Total Return Bond Fund	1,000,665	10,206,786
Touchstone Ultra Short Duration Fixed Income Fund	829,046	7,726,707
		20,360,992

International Equity — 12.1%
Touchstone International Small Cap Fund	147,636	2,328,214
Touchstone International Value Fund	940,322	7,108,832
		9,437,046

Value — 9.8%
Touchstone Focused Fund	64,037	2,302,774
Touchstone Value Fund	597,374	5,388,313
		7,691,087

Growth — 8.7%
Touchstone Growth Opportunities Fund	49,509	1,499,128
Touchstone Sands Capital Institutional Growth Fund	259,127	5,301,746
		6,800,874

Balanced — 7.3%
Touchstone Flexible Income Fund	543,589	5,713,115

Equity Income — 6.8%
Touchstone Premium Yield Equity Fund, Class Y	649,710	5,360,111

Various Assets — 5.2%
Touchstone Arbitrage Fund	404,189	4,045,927

Emerging Market-Equity — 4.3%
Touchstone Emerging Markets Equity Fund	168,336	1,533,542
Touchstone Sands Capital Emerging Markets Growth Fund*	210,827	1,853,171
		3,386,713

Growth Mid-Cap — 3.9%
Touchstone Mid Cap Fund	129,844	3,038,339

Blue Chip — 3.6%
Touchstone Dynamic Equity Fund	202,528	2,825,272

Corporate/Preferred-High Yield — 2.5%
Touchstone High Yield Fund	241,351	1,969,424

Sector Fund Real-Estate — 2.0%
Touchstone Global Real Estate Fund	154,031	1,584,976

Value Mid-Cap — 2.0%
Touchstone Mid Cap Value Fund	98,275	1,554,704

Value Small-Cap — 1.9%
Touchstone Small Cap Core Fund	41,557	744,704
Touchstone Small Cap Value Fund	36,993	746,880
		1,491,584

Growth Small-Cap — 1.0%
Touchstone Small Cap Growth Fund	127,609	743,962
Total Affiliated Mutual Funds		$76,004,126

Investment Fund — 3.1%
Dreyfus Cash Management, Institutional Shares, 0.06%∞Ω	2,444,847	2,444,847

Total Investment Securities —100.2%
(Cost $75,984,022)		$78,448,973

Liabilities in Excess of Other Assets — (0.2%)		(139,455)

Net Assets — 100.0%		$78,309,518

*	Non-income producing security.

^	All affiliated funds are invested in the Institutional Class, unless otherwise indicated. The financial statements of the underlying funds can be found on the SEC website.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2015.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Affiliated Mutual Funds	$76,004,126	$—	$—	$76,004,126
Investment Fund	2,444,847	—	—	2,444,847
				$78,448,973

See accompanying Notes to Portfolios of Investments.

4

Portfolio of Investments

Touchstone Conservative Allocation Fund – September 30, 2015 (Unaudited)

		Market
	Shares	Value

Affiliated Mutual Funds^∞ — 95.2%

Government/Corporate — 46.3%
Touchstone Active Bond Fund	182,390	$1,858,556
Touchstone Total Return Bond Fund	733,879	7,485,569
Touchstone Ultra Short Duration Fixed Income Fund	820,259	7,644,817
		16,988,942

Balanced — 11.5%
Touchstone Flexible Income Fund	400,682	4,211,172

Various Assets — 7.1%
Touchstone Arbitrage Fund	259,851	2,601,113

Growth — 5.7%
Touchstone Growth Opportunities Fund	11,480	347,621
Touchstone Sands Capital Institutional Growth Fund	86,283	1,765,344
		2,112,965

International Equity — 5.2%
Touchstone International Small Cap Fund	22,678	357,628
Touchstone International Value Fund	207,672	1,569,997
		1,927,625

Value — 4.9%
Touchstone Value Fund	197,711	1,783,353

Equity Income — 4.6%
Touchstone Premium Yield Equity Fund, Class Y	204,236	1,684,949

Blue Chip — 3.0%
Touchstone Dynamic Equity Fund	79,582	1,110,169

Corporate/Preferred-High Yield — 3.0%
Touchstone High Yield Fund	133,678	1,090,814

Sector Fund Real-Estate — 1.0%
Touchstone Global Real Estate Fund	35,480	365,090

Value Mid-Cap — 1.0%
Touchstone Mid Cap Value Fund	22,600	357,534

Emerging Market-Equity — 1.0%
Touchstone Emerging Markets Equity Fund	39,222	357,311

Value Small-Cap — 0.9%
Touchstone Small Cap Core Fund	19,282	345,528
Total Affiliated Mutual Funds		$34,936,565

Investment Fund — 5.1%
Dreyfus Cash Management, Institutional Shares, 0.06%∞Ω	1,866,931	1,866,931

Total Investment Securities —100.3%
(Cost $36,652,749)		$36,803,496

Liabilities in Excess of Other Assets — (0.3%)		(102,730)

Net Assets — 100.0%		$36,700,766

^	All affiliated funds are invested in the Institutional Class, unless otherwise indicated. The financial statements of the underlying funds can be found on the SEC website.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2015.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Affiliated Mutual Funds	$34,936,565	$—	$—	$34,936,565
Investment Fund	1,866,931	—	—	1,866,931
				$36,803,496

See accompanying Notes to Portfolios of Investments.

5

Portfolio of Investments

Touchstone Growth Allocation Fund – September 30, 2015 (Unaudited)

		Market
	Shares	Value

Affiliated Mutual Funds^∞ — 99.2%

International Equity — 19.7%
Touchstone International Small Cap Fund	194,938	$3,074,168
Touchstone International Value Fund	805,312	6,088,159
		9,162,327

Value — 17.2%
Touchstone Focused Fund	104,160	3,745,586
Touchstone Value Fund	469,284	4,232,946
		7,978,532

Growth — 13.4%
Touchstone Growth Opportunities Fund	60,478	1,831,271
Touchstone Sands Capital Institutional Growth Fund	214,600	4,390,718
		6,221,989

Emerging Market-Equity — 12.9%
Touchstone Emerging Markets Equity Fund	310,823	2,831,597
Touchstone Sands Capital Emerging Markets Growth Fund*	361,334	3,176,123
		6,007,720

Equity Income — 7.0%
Touchstone Premium Yield Equity Fund, Class Y	395,615	3,263,821

Value Small-Cap — 6.4%
Touchstone Small Cap Core Fund	101,742	1,823,240
Touchstone Small Cap Value Fund	56,629	1,143,344
		2,966,584

Growth Mid-Cap — 5.0%
Touchstone Mid Cap Fund	98,679	2,309,095

Blue Chip — 4.2%
Touchstone Dynamic Equity Fund	137,988	1,924,934

Government/Corporate — 3.9%
Touchstone Ultra Short Duration Fixed Income Fund	192,433	1,793,477

Sector Fund Real-Estate — 3.8%
Touchstone Global Real Estate Fund	173,461	1,784,909

Growth Small-Cap — 3.2%
Touchstone Small Cap Growth Fund	253,754	1,479,386

Value Mid-Cap — 2.5%
Touchstone Mid Cap Value Fund	74,444	1,177,697
Total Affiliated Mutual Funds		$46,070,471

Investment Fund — 1.0%
Dreyfus Cash Management, Institutional Shares, 0.06%∞Ω	480,740	480,740

Total Investment Securities —100.2%
(Cost $43,841,943)		$46,551,211

Liabilities in Excess of Other Assets — (0.2%)		(104,858)

Net Assets — 100.0%		$46,446,353

*	Non-income producing security.

^	All affiliated funds are invested in the Institutional Class, unless otherwise indicated. The financial statements of the underlying funds can be found on the SEC website.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2015.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Affiliated Mutual Funds	$46,070,471	$—	$—	$46,070,471
Investment Fund	480,740	—	—	480,740

See accompanying Notes to Portfolios of Investments.

6

Portfolio of Investments

Touchstone Moderate Growth Allocation Fund – September 30, 2015 (Unaudited)

		Market
	Shares	Value

Affiliated Mutual Funds^∞ — 99.3%

International Equity — 15.7%
Touchstone International Small Cap Fund	256,616	$4,046,829
Touchstone International Value Fund	1,532,047	11,582,282
		15,629,111

Value — 14.0%
Touchstone Focused Fund	166,449	5,985,522
Touchstone Value Fund	887,560	8,005,788
		13,991,310

Government/Corporate — 14.0%
Touchstone Total Return Bond Fund	1,003,830	10,239,062
Touchstone Ultra Short Duration Fixed Income Fund	392,898	3,661,808
		13,900,870

Growth — 11.4%
Touchstone Growth Opportunities Fund	120,331	3,643,663
Touchstone Sands Capital Institutional Growth Fund	377,718	7,728,112
		11,371,775

Emerging Market-Equity — 7.7%
Touchstone Emerging Markets Equity Fund	430,543	3,922,246
Touchstone Sands Capital Emerging Markets Growth Fund*	426,002	3,744,561
		7,666,807

Equity Income — 7.0%
Touchstone Premium Yield Equity Fund, Class Y	846,601	6,984,454

Balanced — 5.8%
Touchstone Flexible Income Fund	549,552	5,775,792

Value Small-Cap — 4.9%
Touchstone Small Cap Core Fund	161,964	2,902,389
Touchstone Small Cap Value Fund	95,560	1,929,357
		4,831,746

Blue Chip — 4.2%
Touchstone Dynamic Equity Fund	298,826	4,168,617

Growth Mid-Cap — 4.0%
Touchstone Mid Cap Fund	168,485	3,942,541

Sector Fund Real-Estate — 2.3%
Touchstone Global Real Estate Fund	225,882	2,324,326

Corporate/Preferred-High Yield — 2.3%
Touchstone High Yield Fund	279,737	2,282,658

Various Assets — 2.1%
Touchstone Arbitrage Fund	208,174	2,083,827

Value Mid-Cap — 2.0%
Touchstone Mid Cap Value Fund	127,705	2,020,286

Growth Small-Cap — 1.9%
Touchstone Small Cap Growth Fund	327,900	1,911,655
Total Affiliated Mutual Funds		$98,885,775

Investment Fund — 1.0%
Dreyfus Cash Management, Institutional Shares, 0.06%∞Ω	1,048,144	1,048,144

Total Investment Securities —100.3%
(Cost $94,836,617)		$99,933,919

Liabilities in Excess of Other Assets — (0.3%)		(320,360)

Net Assets — 100.0%		$99,613,559

*	Non-income producing security.

^	All affiliated funds are invested in the Institutional Class, unless otherwise indicated. The financial statements of the underlying funds can be found on the SEC website.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2015.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Affiliated Mutual Funds	$98,885,775	$—	$—	$98,885,775
Investment Fund	1,048,144	—	—	1,048,144

See accompanying Notes to Portfolios of Investments.

7

Notes to Portfolios of Investments

September 30, 2015 (Unaudited)

Security valuation and fair value measurements—U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their estimated fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1	–	quoted prices in active markets for identical securities

•	Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of September 30, 2015, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in the Funds’ Portfolio of Investments, which also includes a breakdown of the Funds’ investments by sector allocation. The Funds did not hold any Level 3 categorized securities during the period ended September 30, 2015.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy. All transfers in and out of the levels are recognized at the value at the end of the period. During the period ended September 30, 2015, there were no transfers between Levels 1, 2 and 3 for the Funds.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price and are categorized in Level 1. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the underlying funds and are categorized in Level 1. Money market instruments and other debt securities with remaining maturity of 60 days or less are valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currency are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value

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Notes to Portfolios of Investments (Unaudited) (Continued)

and generally categorized in Level 2. This may cause the value of the security, if held on the books of the Fund to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Fund’s Board of Trustees and are generally categorized in Level 3.

Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Allocation Funds — The Balanced Allocation Fund, Conservative Allocation Fund, Growth Allocation Fund and Moderate Growth Allocation Fund (collectively, the “Allocation Funds”), invest in securities of affiliated and unaffiliated funds mutual funds, the “Underlying Funds”. The value of an investment in the Allocation Funds is based on the performance of the Underlying Funds in which they invest and the allocation of their assets among those funds. Because the Allocation Funds invest in mutual funds, shareholders of the Allocation Funds indirectly bear a proportionate share of the expenses charged by the Underlying Funds in which they invest as well as their share of the Allocation Funds’ fees and expenses. The principal risks of an investment in the Allocation Funds include the principal risks of investing in the Underlying Funds. Investments in the Underlying Funds are valued at the NAV per share of each class of the Underlying Funds and are categorized as Level 1.

Investment companies — Certain Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds, and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETFs are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Funds’ fees and expenses.

Securities sold short — The Dynamic Equity Fund periodically engages in selling securities short, which obligates the Fund to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates. As of September 30, 2015, the Dynamic Equity Fund held securities sold short with a fair value of $12,176,558 and had securities with a fair value of $77,596,976 held as collateral and cash collateral of $4,929,114 for both securities sold short and options written.

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Notes to Portfolios of Investments (Unaudited) (Continued)

Options — The Dynamic Equity Fund may write or purchase financial option contracts primarily to hedge against changes in the value of equity securities (or securities that the Fund intend to purchase), against fluctuations in fair value caused by changes in prevailing market interest rates or foreign currency exchange rates and against changes in overall equity market volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. The Fund’s option strategy primarily focuses on the use of writing call options on equity indexes. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. The Fund, as writers of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bear the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchasers of an option, bear the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts. There is minimal counterparty credit risk involved in entering into option contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price. As of September 30, 2015, the Dynamic Equity Fund held written options with a fair value of $1,848,980 and had securities with a fair value of $77,596,976 held as collateral and cash collateral in the amount of $4,929,114 for both securities sold short and options written.

Average Volume Disclosure— For the nine-months ended September 30, 2015, the average quarterly balances of proceeds for written options in the Dynamic Equity Fund was $2,147,650.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Federal Tax Information— As of September 30, 2015, the Trust had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

				Net
		Gross	Gross	Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Dynamic Equity Fund	$84,391,578	$2,027,953	$(6,213,537)	$(4,185,584)
Balanced Allocation Fund	75,984,022	4,831,171	(2,366,220)	2,464,951
Conservative Allocation Fund	36,652,749	970,243	(819,496)	150,747
Growth Allocation Fund	43,841,943	4,866,671	(2,157,403)	2,709,268
Moderate Growth Allocation Fund	94,836,617	8,567,569	(3,470,267)	5,097,302

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Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Touchstone Strategic Trust

By (Signature and Title)* /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date November 23, 2015

By (Signature and Title)* /s/ Terrie A. Wiedenheft

Terrie A. Wiedenheft, Controller and Treasurer

(principal financial officer)

Date November 23, 2015

* Print the name and title of each signing officer under his or her signature.